Portfolio of Investments
Columbia Convertible Securities Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 1.7%
Issuer	Shares	Value ($)
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Health Care 0.1%
Pharmaceuticals 0.1%
Amryt Pharma PLC, ADR(b)	274,086	1,985,369
Total Health Care		1,985,369
Information Technology 1.4%
Semiconductors & Semiconductor Equipment 0.9%
Lam Research Corp.	45,000	12,007,350
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	140,000	7,046,200
Total Information Technology		19,053,550
Total Common Stocks (Cost $13,358,141)		23,334,634

Convertible Bonds(d) 71.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Aerojet Rocketdyne Holdings, Inc.
12/15/2023	2.250%	4,700,000	8,289,848
Automotive 0.9%
Tesla, Inc.
05/15/2024	2.000%	10,000,000	12,656,758
Cable and Satellite 1.9%
DISH Network Corp.
08/15/2026	3.375%	27,500,000	25,935,938
Consumer Cyclical Services 3.5%
Boingo Wireless, Inc.
10/01/2023	1.000%	10,500,000	9,201,872
Booking Holdings, Inc.
06/15/2020	0.350%	8,500,000	12,251,728
Chegg, Inc.(e)
03/15/2025	0.125%	10,000,000	10,311,791
Etsy, Inc.(e)
10/01/2026	0.125%	10,500,000	9,358,125
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pinduoduo, Inc.(e),(f)
10/01/2024	0.000%	5,500,000	6,061,000
Total			47,184,516
Consumer Products 0.5%
Winnebago Industries, Inc.(e)
04/01/2025	1.500%	7,000,000	7,013,265
Finance Companies 1.6%
Ares Capital Corp.
03/01/2024	4.625%	6,000,000	6,390,000
Encore Capital Europe Finance Ltd.
09/01/2023	4.500%	6,000,000	6,456,561
LendingTree, Inc.
06/01/2022	0.625%	4,800,000	8,724,601
Total			21,571,162
Food and Beverage 0.5%
Chefs’ Warehouse, Inc. (The)(e)
12/01/2024	1.875%	6,000,000	6,213,390
Gaming 1.0%
Caesars Entertainment Corp.
10/01/2024	5.000%	7,300,000	13,578,003
Health Care 7.0%
CONMED Corp.(e)
02/01/2024	2.625%	5,500,000	7,645,000
DexCom, Inc.(e)
12/01/2023	0.750%	13,500,000	20,488,779
Exact Sciences Corp.
03/15/2027	0.375%	12,500,000	13,073,864
Insulet Corp.(e)
09/01/2026	0.375%	17,000,000	18,233,881
Invacare Corp.
11/15/2024	5.000%	5,600,000	4,973,679
Invitae Corp.(e)
09/01/2024	2.000%	7,000,000	6,813,559
Novavax, Inc.
02/01/2023	3.750%	9,700,000	3,827,736
Repligen Corp.
07/15/2024	0.375%	6,500,000	6,904,604
Teladoc Health, Inc.
05/15/2025	1.375%	7,500,000	13,006,974
Total			94,968,076
Columbia Convertible Securities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2019 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 1.0%
KBR, Inc.(e)
11/01/2023	2.500%	5,500,000	7,141,573
SunPower Corp.
01/15/2023	4.000%	8,030,000	6,504,253
Total			13,645,826
Independent Energy 0.8%
Chesapeake Energy Corp.
09/15/2026	5.500%	10,200,000	4,458,643
PDC Energy, Inc.
09/15/2021	1.125%	6,500,000	5,962,857
Total			10,421,500
Life Insurance 0.8%
AXA SA(e)
05/15/2021	7.250%	9,000,000	10,430,640
Lodging 0.5%
Marriott Vacations Worldwide Corp.
09/15/2022	1.500%	7,000,000	7,311,867
Media and Entertainment 2.5%
Liberty Media Corp.(e)
12/01/2048	2.250%	8,000,000	9,335,000
12/01/2049	2.750%	7,500,000	7,657,500
Sea Ltd.(e)
12/01/2024	1.000%	7,000,000	7,189,098
Snap, Inc.(e)
08/01/2026	0.750%	9,000,000	9,096,955
Total			33,278,553
Metals and Mining 0.5%
Endeavour Mining Corp.(e)
02/15/2023	3.000%	6,000,000	6,225,000
Other Industry 0.6%
Green Plains, Inc.
09/01/2022	4.125%	9,500,000	8,777,126
Other REIT 2.2%
Arbor Realty Trust, Inc.(e)
11/01/2022	4.750%	7,000,000	6,967,393
IH Merger Sub LLC
01/15/2022	3.500%	7,000,000	9,526,153
iStar, Inc.
09/15/2022	3.125%	6,000,000	6,372,769
Convertible Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PennyMac Corp.(e)
11/01/2024	5.500%		7,000,000	7,035,296
Total				29,901,611
Pharmaceuticals 9.7%
Acorda Therapeutics, Inc.
06/15/2021	1.750%		3,500,000	2,456,637
Aegerion Pharmaceuticals, Inc.(a),(c),(g)
04/01/2025	2.000%		4,460,000	0
Aegerion Pharmaceuticals, Inc.(e)
04/01/2025	5.000%		1,483,363	1,409,195
Aerie Pharmaceuticals, Inc.(e)
10/01/2024	1.500%		7,500,000	7,590,722
AMAG Pharmaceuticals, Inc.
06/01/2022	3.250%		8,000,000	6,342,484
Apellis Pharmaceuticals, Inc.(e)
09/15/2026	3.500%		7,000,000	6,818,742
BioMarin Pharmaceutical, Inc.
08/01/2024	0.599%		11,500,000	11,829,737
Canopy Growth Corp.(e)
07/15/2023	4.250%	CAD	3,000,000	1,953,625
Clovis Oncology, Inc.(e)
08/01/2024	4.500%		1,900,000	3,588,734
Clovis Oncology, Inc.
05/01/2025	1.250%		16,750,000	9,882,500
Dermira, Inc.
05/15/2022	3.000%		10,500,000	8,780,625
Halozyme Therapeutics, Inc.(e)
12/01/2024	1.250%		6,500,000	6,735,867
Illumina, Inc.
06/15/2021	0.500%		8,000,000	10,885,266
Insmed, Inc.
01/15/2025	1.750%		15,000,000	14,120,010
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%		15,000,000	14,354,341
PTC Therapeutics, Inc.(e)
09/15/2026	1.500%		6,000,000	6,839,328
Radius Health, Inc.
09/01/2024	3.000%		8,500,000	7,360,255
Sarepta Therapeutics, Inc.
11/15/2024	1.500%		5,000,000	8,720,965
Verastem, Inc.
11/01/2048	5.000%		2,200,000	1,964,155
Total				131,633,188

2	Columbia Convertible Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2019 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.8%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	4,200,000	4,787,150
MGIC Investment Corp.(e),(h)
Junior Subordinated
04/01/2063	9.000%	4,600,000	6,165,078
Total			10,952,228
Retailers 1.8%
Guess?, Inc.(e)
04/15/2024	2.000%	6,500,000	6,536,563
RH(e),(f)
09/15/2024	0.000%	15,000,000	17,184,375
Total			23,720,938
Technology 29.6%
Akamai Technologies, Inc.(e)
09/01/2027	0.375%	19,000,000	18,771,505
Altair Engineering, Inc.
06/01/2024	0.250%	7,000,000	6,876,530
Alteryx, Inc.(e)
08/01/2024	0.500%	14,000,000	13,811,844
Atlassian, Inc.
05/01/2023	0.625%	6,500,000	10,738,956
Avaya Holdings Corp.
06/15/2023	2.250%	7,200,000	6,283,743
Coupa Software, Inc.(e)
06/15/2025	0.125%	13,500,000	16,286,365
CSG Systems International, Inc.
03/15/2036	4.250%	8,500,000	9,989,009
CyberArk Software Ltd.(e),(f)
11/15/2024	0.000%	7,000,000	7,371,000
DocuSign, Inc.
09/15/2023	0.500%	8,500,000	10,342,064
Guidewire Software, Inc.
03/15/2025	1.250%	8,000,000	10,000,819
IAC Financeco 2, Inc.(e)
06/15/2026	0.875%	15,000,000	15,737,889
Infinera Corp.
09/01/2024	2.125%	6,643,000	6,187,301
InterDigital, Inc.(e)
06/01/2024	2.000%	9,500,000	9,532,601
MercadoLibre, Inc.
08/15/2028	2.000%	4,500,000	6,786,563
Microchip Technology, Inc.
02/15/2027	1.625%	21,000,000	27,425,713
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Junior Subordinated
02/15/2037	2.250%	22,000,000	28,751,240
MongoDB, Inc.
06/15/2024	0.750%	3,000,000	6,736,875
Okta, Inc.(e)
09/01/2025	0.125%	14,000,000	14,131,250
ON Semiconductor Corp.
10/15/2023	1.625%	13,000,000	16,623,750
Palo Alto Networks, Inc.
07/01/2023	0.750%	15,000,000	16,407,974
Proofpoint, Inc.(e)
08/15/2024	0.250%	9,000,000	9,389,357
Q2 Holdings, Inc.(e)
06/01/2026	0.750%	7,000,000	8,193,920
Rapid7, Inc.
08/01/2023	1.250%	4,200,000	6,252,485
ServiceNow, Inc.(f)
06/01/2022	0.000%	5,500,000	11,630,163
Splunk, Inc.
09/15/2025	1.125%	16,000,000	19,735,655
Square, Inc.
05/15/2023	0.500%	23,500,000	27,352,884
Tabula Rasa HealthCare, Inc.(e)
02/15/2026	1.750%	6,000,000	5,737,278
Teradyne, Inc.
12/15/2023	1.250%	5,000,000	10,150,000
Twilio, Inc.
06/01/2023	0.250%	6,000,000	9,590,018
Vishay Intertechnology, Inc.
06/15/2025	2.250%	13,500,000	13,186,519
Workday, Inc.
10/01/2022	0.250%	9,000,000	12,178,125
Zendesk, Inc.
03/15/2023	0.250%	6,000,000	8,358,750
Total			400,548,145
Transportation Services 0.7%
Atlas Air Worldwide Holdings, Inc.
06/01/2024	1.875%	12,000,000	9,788,726
Wireless 0.4%
Gogo, Inc.(e)
05/15/2022	6.000%	5,300,000	5,651,009
Wirelines 2.1%
GCI Liberty, Inc.(e)
09/30/2046	1.750%	7,000,000	9,375,989

Columbia Convertible Securities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2019 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RingCentral, Inc.(f)
03/15/2023	0.000%	4,500,000	9,633,826
Vonage Holdings Corp.(e)
06/01/2024	1.750%	10,000,000	8,928,913
Total			27,938,728
Total Convertible Bonds (Cost $887,869,414)			967,636,041

Convertible Preferred Stocks 22.8%
Issuer		Shares	Value ($)
Consumer Staples 1.2%
Food Products 0.7%
Bunge Ltd.	4.875%	90,000	9,044,214
Household Products 0.5%
Energizer Holdings, Inc.	7.500%	67,500	7,094,829
Total Consumer Staples			16,139,043
Financials 3.7%
Banks 2.5%
Bank of America Corp.	7.250%	23,000	34,040,000
Capital Markets 0.4%
Cowen, Inc.	5.625%	6,200	5,353,241
Insurance 0.8%
Assurant, Inc.	6.500%	77,500	10,064,589
Total Financials			49,457,830
Health Care 5.1%
Health Care Equipment & Supplies 3.2%
Becton Dickinson and Co.	6.125%	425,000	26,427,058
Danaher Corp.	4.750%	15,000	17,134,050
Total			43,561,108
Health Care Technology 0.8%
Change Healthcare, Inc.	6.000%	190,000	9,737,500
Life Sciences Tools & Services 1.1%
Avantor, Inc.	6.250%	250,000	15,111,525
Total Health Care			68,410,133
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 1.4%
Machinery 1.4%
Colfax Corp.	5.750%	65,000	9,558,536
Stanley Black & Decker, Inc.	5.250%	95,000	9,870,500
Total			19,429,036
Total Industrials			19,429,036
Information Technology 2.4%
Semiconductors & Semiconductor Equipment 2.4%
Broadcom, Inc.	8.000%	28,500	33,180,270
Total Information Technology			33,180,270
Materials 0.7%
Chemicals 0.7%
International Flavors & Fragrances, Inc.	6.000%	175,000	9,056,250
Total Materials			9,056,250
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
Crown Castle International Corp.	6.875%	12,500	15,097,054
QTS Realty Trust, Inc.	6.500%	90,000	11,302,543
Total			26,399,597
Total Real Estate			26,399,597
Utilities 6.4%
Electric Utilities 2.8%
American Electric Power Co., Inc.	6.125%	290,000	15,425,738
NextEra Energy, Inc.	4.872%	200,000	9,940,000
Southern Co. (The)	6.750%	240,000	12,643,200
Total			38,008,938
Multi-Utilities 2.9%
CenterPoint Energy, Inc.(h)	4.516%	220,000	12,623,600
Dominion Energy, Inc.	7.250%	125,000	13,222,500
DTE Energy Co.	6.250%	275,000	13,646,050
Total			39,492,150
Water Utilities 0.7%
Aqua America, Inc.	6.000%	160,000	9,550,768
Total Utilities			87,051,856
Total Convertible Preferred Stocks (Cost $276,092,591)			309,124,015

4	Columbia Convertible Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2019 (Unaudited)
Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
DISH Network Corp.(b)	22,837	15,529
Total Communication Services		15,529
Total Rights (Cost $—)		15,529

Synthetic Convertible Bonds 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.8%
Stanley Black & Decker, Inc.(e)
05/15/2020	6.000%	69,050	10,029,571
Technology 1.0%
Advanced Micro Devices, Inc.(e)
10/18/2022	0.500%	392,746	13,987,961
Total Synthetic Convertible Bonds (Cost $22,032,998)			24,017,532
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(i),(j)	24,054,403	24,054,403
Total Money Market Funds (Cost $24,051,998)		24,054,403
Total Investments in Securities (Cost: $1,223,405,142)		1,348,182,154
Other Assets & Liabilities, Net		4,867,363
Net Assets		1,353,049,517

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $2,295,715, which represents 0.17% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2019, the total value of these securities amounted to $394,975,926, which represents 29.19% of total net assets.
(f)	Zero coupon bond.
(g)	Negligible market value.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2019.
(i)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	51,277,519	424,778,250	(452,001,366)	24,054,403	(1,782)	2,405	479,385	24,054,403
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Convertible Securities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2019 (Unaudited)
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Convertible Securities Fund | Quarterly Report 2019